Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 1,903	$ 558	$ 722
Accrued interest on loans	108	78	27
Deferred financing costs, net	622	630	649
Loans receivable, net	8,895	8,097	4,045
Other assets	26	13	14
Total assets	11,554	9,376	5,457
Liabilities and Members' Capital
Customer interest escrow	603	318	255
Accounts payable and accrued expenses	351	199	59
Notes payable secured	829	0	0
Notes payable unsecured	6,691	5,802	3,239
Due to preferred equity member	25	0
Total liabilities	$ 8,499	$ 6,319	$ 3,553
Commitments and Contingencies (Notes 4 and 8)
Series B preferred equity	$ 1,000	$ 1,000	$ 0
Class A common equity	2,055	2,057	1,904
Members' capital	3,055	3,057	1,904
Total liabilities and members' capital	$ 11,554	$ 9,376	$ 5,457